Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total	$ 225,840,815	$ 226,136,602
Land [Member]
Total	$ 225,840,815	$ 226,136,602